UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     May 06, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $140,745 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105     4289    35500 SH       SOLE                    35500        0        0
ATP OIL & GAS CORP             COM              00208j108     3028    92550 SH       SOLE                    92550        0        0
BAKER HUGHES INC               COM              057224107     5316    77610 SH       SOLE                    77610        0        0
CAL DIVE INTL INC DEL          COM              12802t101      939    90500 SH       SOLE                    90500        0        0
CALPINE CORP                   COM NEW          131347304     6259   339815 SH       SOLE                   339815        0        0
CAMECO CORP                    COM              13321l108     2513    76300 SH       SOLE                    76300        0        0
CAMERON INTERNATIONAL CORP     COM              13342b105     7609   182740 SH       SOLE                   182740        0        0
CHENIERE ENERGY INC            COM NEW          16411R208      990    50000     Put  SOLE                    50000        0        0
CONSOL ENERGY INC              COM              20854p109     5774    83450 SH       SOLE                    83450        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     4224    36290 SH       SOLE                    36290        0        0
ENERGEN CORP                   COM              29265n108     5137    82450 SH       SOLE                    82450        0        0
ENTERGY CORP NEW               COM              29364G103     4363    40000 SH       SOLE                    40000        0        0
HALLIBURTON CO                 COM              406216101     7660   194750 SH       SOLE                   194750        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330p107     2407    76405 SH       SOLE                    76405        0        0
HOUSTON AMERN ENERGY CORP      COM              44183u100     1555   373800 SH       SOLE                   373800        0        0
JOY GLOBAL INC                 COM              481165108     3356    51500 SH       SOLE                    51500        0        0
MCDERMOTT INTL INC             COM              580037109     7407   135120 SH       SOLE                   135120        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     5400    92500 SH       SOLE                    92500        0        0
NOBLE CORPORATION              SHS              g65422100     5888   118550 SH       SOLE                   118550        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106    26520   150000     Put  SOLE                   150000        0        0
SCHLUMBERGER LTD               COM              806857108     6128    70435 SH       SOLE                    70435        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108     1981    50000 SH       SOLE                    50000        0        0
TIDEWATER INC                  COM              886423102     3274    59400 SH       SOLE                    59400        0        0
TRANSOCEAN INC NEW             SHS              G90073100     7911    58516 SH       SOLE                    58516        0        0
UNIT CORP                      COM              909218109     2941    51908 SH       SOLE                    51908        0        0
WEATHERFORD INTERNATIONAL LT   COM              g95089101     7876   108675 SH       SOLE                   108675        0        0